Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Trading Symbol	ONCE
Entity Registrant Name	Spark Therapeutics, Inc.
Entity Central Index Key	0001609351
Entity Filer Category	Non-accelerated Filer